Leases (Details) - Schedule of the Components of Lease Costs, Lease Term and Discount Rate - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of the Components of Lease Costs Lease Term and Discount Rate [Abstract]
Operating lease cost	$ 77,468	$ 52,507	$ 4,452
Weighted Average Remaining Lease Term - Operating leases	2 years 2 months 1 day	3 years	4 years
Weighted Average Discount Rate - Operating leases	3.22%	3.22%	3.22%